Calvert VP SRI Balanced Portfolio
Calvert VP SRI Balanced Portfolio
Investment Objective
The Portfolio seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP SRI Balanced Portfolio	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP SRI Balanced Portfolio		Class I	Class F
Management fees	[1]	0.53%	0.53%
Distribution and service (12b-1) fees		none	0.25%
Other expenses		0.17%	0.81%
Total annual fund operating expenses		0.70%	1.59%
Less fee waiver and/or expense reimbursement	[2]	none	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.70%	1.10%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class F shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•     you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•     your investment has a 5% return each year;

•     the Fund's operating expenses remain the same; and

•     any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP SRI Balanced Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	72	224	390	871
Class F	112	454	819	1,848

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 90% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)) and other asset-backed securities (“ABS”). The Portfolio invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Portfolio may invest up to 25% of its net assets in foreign securities and may also invest in unrated debt securities.  The Portfolio may also invest in publicly-traded real estate investment trusts.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Portfolio’s allocation and may rebalance or reallocate the Portfolio’s assets based on its view of economic and market factors and events.  The equity portion of the Portfolio is primarily a large cap U.S. portfolio, although the Portfolio may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff and consideration of the responsible investing criteria described below.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Portfolio are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The Portfolio manages duration and any hedging of interest rate risk in the fixed-income portion of the Portfolio through the purchase and sale of U.S. Treasury securities and related futures contracts.

Incidental to its main investment strategy, the Portfolio may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Below-Investment Grade Debt Securities Risk. Investments in below-investment grade debt securities (commonly known as “junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality by the Investment Adviser. When the Portfolio purchases unrated securities it will depend on the Investment Adviser’s analysis of credit risk without the assessment of an NRSRO.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Active Trading Strategy Risk. The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The table below shows the Balanced Composite because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns. The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Returns of the fixed-income component prior to November 1, 2015 reflect the performance of the Bloomberg Barclays U.S. Credit Index.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 18, 2013 is that of the Portfolio’s Class I shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.  Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 12.29% for the quarter ended September 30, 2009 and the lowest quarterly return was -19.63% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with maximum sales charge deducted, if any)
Average Annual Total Returns - Calvert VP SRI Balanced Portfolio	Label	One Year	Five Years	Ten Years	Inception Date
Class I	Calvert VP SRI Balanced Portfolio - Class I	(2.19%)	7.89%	4.65%
Class F	Calvert VP SRI Balanced Portfolio - Class F	(2.51%)	7.73%	4.58%	Oct. 18, 2013
Russell 1000 Index (reflects no deduction for fees or expenses)	Russell 1000 Index (reflects no deduction for fees or expenses)	0.92%	12.44%	7.40%
Balanced Composite Benchmark (reflects no deduction for fees or expenses)	Balanced Composite Benchmark (reflects no deduction for fees or expenses)	0.75%	9.59%	7.19%